CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2018
Disclosure Of Consolidated And Separate Financial Statements [Abstract]
Disclosure of separate financial statements [text block]
NOTE 14.  CONSOLIDATED FINANCIAL STATEMENTS

On December 31, 2018,
Arauco Wood Products Inc and Arauco Panels USA, LLC merged into Flakeboard America Limited (currently Arauco North America, Inc).
This transaction had no effect on Arauco’s profit or loss.

On May 7, 2018, the company Maderas Arauco Costa Rica S.A. was created through the subsidiary Inversiones Arauco Internacional Ltda., with a capital of
10,000
colones (equivalent to U.S.$ 18).
On December 24, 2018 Inversiones Arauco Internacional Ltda. made a capital contribution of U.S$ 300,000 to the company Maderas Arauco Costa Rica S.A.

On August 3. 2018, the company Arauco Wood (China) Company Limited was created through the subsidiary Inversiones Arauco Internacional Ltda. with a capital of U.S.$ 500,000 which it has not been paid.

On December 6, 2017, the subsidiary Arauco do Brasil S.A. acquired all the equity rights of Masisa do Brasil Ltda. (currently Arauco Industria de Paineis Ltda.) for ThU.S.$ 32,914
. During December 2017, Arauco paid ThU.S.$ 15,918. Later, in February 2018, the balance of ThU.S$
16,996
was paid. The main assets acquired consist of 2 industrial complexes that would give Arauco an installed capacity of approximately
10
million m3.

Arauco recognized the acquisition of Arauco Industria de Paineis Ltda. over on the basis of the information available at the date of the transaction, performing a preliminary calculation of the allocation of fair values in the acquisition of this Company. The recorded assets and liabilities are considered provisional amounts and may be adjusted during the measurement period of this acquisition, in order to reflect new information obtained regarding facts and circumstances existing as of the date of acquisition which, had they been known, would have affected the measurements of the amounts recorded by that date. During the year 2018, after finalizing the determination of the fair values for the acquisition of Arauco Industria de Paineis Ltda., Arauco recognized a profit of ThU.S.$ 16,501 in Other Gains (Losses) in the Consolidated Statements of Profit or Loss, net of exchange difference for conversion for ThU.S.$ 2,288.

The table below shows the fair values of assets and liabilities at the date of the transaction:

12-06-2017
ARAUCO INDUSTRIA DE PAINEIS LTDA.	ThU.S.$
Cash and cash equivalent	4,345
Trade and other current receivables	48,877
Inventories	23,335
Property, plant and equipment	91,956
Other assets	20,929
Total assets	189,442
Other financial liabilities, current and non-current	43,218
Trade and other payables	22,018
Other liabilities	74,791
Total liabilities	140,027
Total equity	49,415
The following table shows revenue and net profit recognized at the acquisition day:

January 1, 2017 to December 31, 2017
ARAUCO INDUSTRIA DE PAINEIS LTDA.	ThU.S.$
Revenue	11,830
Net loss	(1,376)

If the acquisition had occurred on January 1, 2017, consolidated pro-forma revenue and profit for the year ended December 31, 2017 would have been:

January-December 2017
CELULOSA ARAUCO Y CONSTITUCIÓN S.A. AND SUBSIDIARIES	(Pro-forma) ThU.S.$
Revenue	5,395,859
Net profit	261,776
These amounts have been calculated using the subsidiary’s results and adjusting them for property, plant and equipment impairments before the acquisition.

The details of the subsidiaries included in the consolidation of Arauco are disclosed in Note 13.